Share-based remuneration schemes - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Performance based share plan [Line Items]
Employee benefits expense	€ 1,760,000,000	€ 1,599,000,000	€ 1,446,000,000
Number of share options outstanding in share-based payment arrangement	1,729,752	1,953,016	1,782,127	2,054,531
Share based payments [Member]
Performance based share plan [Line Items]
Employee benefits expense	€ 13,000,000	€ 11,000,000	€ 8,000,000